Nature of Business	6 Months Ended
Jun. 30, 2023
Nature of Business
Nature of Business

NOTE 1 – Nature of Business

Business Overview

Akari Therapeutics, Plc, (the “Company” or “Akari”) is incorporated in the United Kingdom. The Company is a clinical-stage biotechnology company focused on developing advanced therapies for autoimmune and inflammatory diseases involving the complement component 5 (C5) and leukotriene B4 (LTB4) pathways. The Company’s activities since inception have consisted of performing research and development activities and raising capital.

The Company is subject to a number of risks similar to those of clinical stage companies, including dependence on key individuals, uncertainty of product development and generation of revenues, dependence on outside sources of capital, risks associated with the Russian invasion of Ukraine, risks associated with clinical trials of products, dependence on third-party collaborators for research and development operations, need for marketing authorization of products, risks associated with protection of intellectual property, and competition with larger, better-capitalized companies.

To fully execute its business plan, the Company will need, among other things, to complete its research and development efforts and clinical and regulatory activities. These activities may take several years and will require significant operating and capital expenditures in the foreseeable future. There can be no assurance that these activities will be successful. If the Company is not successful in these activities it could delay, limit, reduce or terminate preclinical studies, clinical trials or other research and development activities.

Liquidity and Financial Condition

The Company follows the provisions of Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 205-40, Presentation of Financial Statements—Going Concern, which requires management to assess the Company’s ability to continue as a going concern within one year after the date the consolidated financial statements are issued.

The Company has incurred substantial losses and negative cash flows since inception and had an accumulated deficit of $220.5 million as of June 30, 2023. The Company’s cash balance of $7.2 million as of June 30, 2023 is not sufficient to fund its operations for the one-year period after the date these condensed consolidated financial statements are issued. These factors raise substantial doubt about the Company’s ability to continue as a going concern. The accompanying condensed consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and satisfaction of liabilities in the normal course of business. The consolidated financial statements do not include any adjustments related to the recoverability and classification of recorded asset amounts or the amounts and classification of liabilities that might result from the outcome of this uncertainty.

Nasdaq Continued Listing Rules

On October 24, 2022, the Company received a deficiency notification letter from the Listing Qualifications Staff (the “Staff”) of the Nasdaq Stock Market (“Nasdaq”) indicating that the Company was not in compliance with Nasdaq Listing Rule 5550(a)(2) because the bid price for the Company’s Common Stock had closed below $1.00 per share (the “Minimum Bid Requirement”) for the previous thirty consecutive business days. In accordance with Nasdaq Listing Rule 5810(c)(3)(A), the Company had 180 calendar days from the date of such notice, or until April 24, 2023, to regain compliance with the Minimum Bid Requirement. To regain compliance, the bid price for the Company’s American Depository Shares (“ADSs”) must have closed at $1.00 per share or more for a minimum of ten consecutive business days. On April 25, 2023, the Staff granted the Company an additional 180 calendar day period, or until October 23, 2023, in which to regain compliance with the Minimum Bid Requirement.

Following the successful completion of the ADS Ratio Change (defined below), the Company received a written notice from the Staff that it has regained compliance with the Minimum Bid Requirement as a result of the Company’s ADSs having a closing bid price of $1.00 per share or greater for 10 consecutive business days.

While the Company has regained compliance and is currently in compliance with Nasdaq continued listing requirements, there is no guarantee that the Company will be able to perpetually satisfy Nasdaq’s continued listing requirements to maintain its listing on Nasdaq for any periods of time. The Company’s failure to continue to meet these requirements may result in its securities being delisted from Nasdaq.

ADS Ratio Change

Effective August 17, 2023, the Company changed the ratio of its ADSs to ordinary shares from one ADS representing 100 ordinary shares to a new ratio of one ADS representing 2,000 ordinary shares (the “ADS Ratio Change”). All ADS and per ADS amounts in the accompanying condensed consolidated financial statements and notes thereto have been retroactively adjusted for all periods presented to reflect the ADS Ratio Change.